Maxim Series Account of Great-West Life & Annuity Insurance Company

Index

Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2021	3

Statement of Operations for the year ended December 31, 2021	7

Statement of Changes in Net Assets for the year ended December 31, 2021, and 2020	11

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Maxim Series Account and the Board of Directors of
Great-West Life & Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A that comprise Maxim Series Account (the Series Account) of Great-West Life & Annuity Insurance Company as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series Account as of December 31, 2021, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year ended December 31, 2020 and financial highlights for each of the years in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Great West Life & Annuity Insurance Company separate accounts since 2021.

Birmingham, Alabama
April 29, 2022

Appendix A

BNY Mellon Stock Index Fund, Inc.

Fidelity VIP Contrafund Portfolio

Great-West Aggressive Profile Fund

Great-West Ariel Mid Cap Value Fund

Great-West Bond Index Fund

Great-West Conservative Profile Fund

Great-West Government Money Market Fund

Great-West International Value Fund

Great-West Large Cap Value Fund Investor II Class

Great-West Moderate Profile Fund

Great-West Moderately Aggressive Profile Fund

Great-West Moderately Conservative Profile Fund

Great-West Multi-Sector Bond Fund

Great-West S&P 500® Index Fund

Great-West S&P Small Cap 600® Index Fund

Great-West T. Rowe Price Mid Cap Growth Fund

Great-West U.S. Government Securities Fund

Janus Henderson VIT Flexible Bond Portfolio

Neuberger Berman Amt Sustainable Equity Portfolio

Templeton Foreign VIP Fund

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON STOCK INDEX FUND, INC.	FIDELITY VIP CONTRAFUND PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND
ASSETS:
Investments at Fair Value (1)	$1,106,954	$130,419	$76,651	$557,712	$55,879	$42,985
Receivable Dividends and Other	-	-	-	-	-	-
Receivable from the General Account	8,972	-	-	-	-	-
Receivable Units of the Account Sold	-	-	-	-	-	-
Total assets	1,115,926	130,419	76,651	557,712	55,879	42,985

LIABILITIES:
Payable for Investments Purchased	31	7	4	27	4	3
Payable to the General Account	-	7,177	-	2,566	-	-
Other Payables	-	-	-	-	-	-
Total Liabilities	31	7,184	4	2,592	4	3

NET ASSETS	$1,115,895	$123,235	$76,647	$555,119	$55,875	$42,982

UNITS OUTSTANDING	21,983	1,702	4,765	4,656	3,345	3,517

UNIT VALUE	$50.76	$72.41	$16.09	$119.23	$16.70	$12.22

(1) Cost of Investments:	$634,070	84,190	77,751	428,664	54,691	41,817
Shares of Investments:	14,226	2,400	11,509	37,914	3,843	5,123

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
ASSETS:
Investments at Fair Value (1)	$966,051	$173,976	$1,138,160	$164,031	$27,691	$20,379
Receivable Dividends and Other	1	-	-	-	-	-
Receivable from the General Account	-	-	-	-	-	-
Receivable Units of the Account Sold	-	-	-	-	-	-
Total assets	966,052	173,976	1,138,160	164,031	27,691	20,379

LIABILITIES:
Payable for Investments Purchased	65	10	40	9	1	1
Payable to the General Account	41,759	436	3,378	-	-	-
Other Payables	-	-	-	-	-	-
Total Liabilities	41,824	446	3,418	9	1	1

NET ASSETS	$924,227	$173,530	$1,134,743	$164,022	$27,690	$20,378

UNITS OUTSTANDING	69,418	4,589	82,565	11,742	1,889	1,562

UNIT VALUE	$13.31	$37.81	$13.74	$13.97	$14.66	$13.05

(1) Cost of Investments:	966,127	143,752	954,091	161,111	28,099	18,898
Shares of Investments:	966,051	13,603	93,753	22,347	3,483	2,230

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
ASSETS:
Investments at Fair Value (1)	$38,650	$7,655,469	$499,258	$94,659	$997,553	$101,339
Receivable Dividends and Other	-	-	-	-	-	-
Receivable from the General Account	-	79,450	-	-	-	54
Receivable Units of the Account Sold	-	-	-	-	-	-
Total assets	38,650	7,734,919	499,258	94,659	997,553	101,393

LIABILITIES:
Payable for Investments Purchased	3	511	19	5	100	3
Payable to the General Account	1,360	-	-	-	5,187	-
Other Payables	-	-	-	-	-	-
Total Liabilities	1,363	511	19	5	5,287	3

NET ASSETS	$37,287	$7,734,408	$499,239	$94,654	$992,267	$101,390

UNITS OUTSTANDING	705	383,689	4,587	872	21,558	3,541

UNIT VALUE	$52.89	$20.16	$108.84	$108.50	$46.03	$28.63

(1) Cost of Investments:	36,135	5,304,153	426,271	58,170	984,150	96,901
Shares of Investments:	2,731	240,436	34,337	2,323	80,708	8,410

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	TEMPLETON FOREIGN VIP FUND

ASSETS:
Investments at Fair Value (1)	$755,679	$177,699
Receivable Dividends and Other	-	-
Receivable from the General Account	3,871	-
Receivable Units of the Account Sold	-	-

Total assets	759,551	177,699

LIABILITIES:
Payable for Investments Purchased	16	5
Payable to the General Account	-	-
Other Payables	-	-
Total Liabilities	16	5

NET ASSETS	$759,534	$177,694

UNITS OUTSTANDING	15,534	8,063

UNIT VALUE	$48.89	$22.04

(1) Cost of Investments:	562,870	176,467
Shares of Investments:	20,407	12,784

(Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	BNY MELLON STOCK INDEX FUND, INC.	FIDELITY VIP CONTRAFUND PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND
INVESTMENT INCOME:
Dividends	$12,080	$72	$4,134	$10,896	$461	$1,035

EXPENSES:
Mortality and Expense Risk	5,256	1,471	920	6,836	706	528
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	5,256	1,471	920	6,836	706	528

NET INVESTMENT INCOME (LOSS)	6,824	(1,399)	3,214	4,060	(245)	507

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	56,270	1,607	120	7,964	26	26
Realized Gain Distributions	47,331	14,831	5,399	4,333	378	1,114

Net Realized Gain (Loss) on Investments	103,601	16,438	5,519	12,297	404	1,140

Change in Net Unrealized Appreciation (Depreciation) on Investments	144,968	12,363	3,158	98,536	(2,246)	413

Net Realized and Unrealized Gain (Loss) on Investments	248,569	28,801	8,677	110,833	(1,842)	1,553

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$255,393	$27,402	$11,891	$114,893	$(2,087)	$2,060

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$122	$2,804	$12,966	$5,419	$1,244	$610

EXPENSES:
Mortality and Expense Risk	12,206	2,130	8,200	2,020	373	248
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	12,206	2,130	8,200	2,020	373	248

NET INVESTMENT INCOME (LOSS)	(12,084)	674	4,766	3,399	871	362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	75	619	33,592	573	84	26
Realized Gain Distributions	-	4,382	60,866	6,672	1,350	714

Net Realized Gain (Loss) on Investments	75	5,001	94,458	7,245	1,434	740

Change in Net Unrealized Appreciation (Depreciation) on Investments	(75)	9,421	155,437	5,623	1,159	369

Net Realized and Unrealized Gain (Loss) on Investments	-	14,422	249,895	12,868	2,593	1,109

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(12,084)	$15,096	$254,661	$16,267	$3,464	$1,471

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$912	$26,882	$9,625	$162	$7,409	$2,157

EXPENSES:
Mortality and Expense Risk	489	105,323	6,005	1,127	15,963	545
Contract Maintenance Fees	-	-	-	-	-	-
Total Expenses	489	105,323	6,005	1,127	15,963	545

NET INVESTMENT INCOME (LOSS)	423	(78,441)	3,620	(965)	(8,554)	1,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	153	457,194	3,414	462	10,847	917

Realized Gain Distributions	554	349,221	39,804	4,322	15,271	2,868

Net Realized Gain (Loss) on Investments	707	806,415	43,218	4,784	26,118	3,785

Change in Net Unrealized Appreciation (Depreciation) on Investments	(1,280)	1,058,670	45,962	7,372	(59,567)	(6,905)

Net Realized and Unrealized Gain (Loss) on Investments	(573)	1,865,085	89,180	12,156	(33,449)	(3,120)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(150)	$1,786,644	$92,800	$11,191	$(42,003)	$(1,508)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	TEMPLETON FOREIGN VIP FUND

INVESTMENT INCOME:
Dividends	$2,923	$4,461

EXPENSES:
Mortality and Expense Risk	3,906	1,078
Contract Maintenance Fees	-	-
Total Expenses	3,906	1,078

NET INVESTMENT INCOME (LOSS)	(983)	3,383

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on Sale of Fund Shares	29,242	25
Realized Gain Distributions	14,946	-

Net Realized Gain (Loss) on Investments	44,188	25

Change in Net Unrealized Appreciation (Depreciation) on Investments	113,499	4,104

Net Realized and Unrealized Gain (Loss) on Investments	157,687	4,129

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS	$156,704	$7,512

(Concluded)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	BNY MELLON STOCK INDEX FUND, INC.		FIDELITY VIP CONTRAFUND PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$6,824	$11,740	$(1,399)	$(660)	$3,213	$392
Net Realized Gain (Loss) on Investments	103,601	173,390	16,439	5,189	5,519	822
Change in Net Unrealized Appreciation (Depreciation) on Investments	144,968	(31,348)	12,363	20,412	3,158	4,999

Increase (Decrease) in Net Assets Resulting from Operations	255,393	153,782	27,403	24,941	11,890	6,213

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	9,204	9,408	-	-	-	-
Transfers for Contract Benefits and Terminations	-	(159,061)	-	(11,461)	-	(1,995)
Net Transfers	(48,506)	(176,375)	(2,832)	(147)	(2,023)	(4)
Contract Maintenance Charges	(25)	(25)	(36)	-	-	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	8,972	-	(140)	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(30,355)	(326,053)	(3,008)	(13,864)	(2,023)	(1,999)

Total Increase (Decrease) in Net Assets	225,038	(172,271)	24,395	11,077	9,867	4,214

NET ASSETS:
Beginning of Period	890,859	1,063,130	98,840	87,763	66,780	62,566

End of Period	$1,115,897	$890,859	$123,235	$98,840	$76,647	$66,780

CHANGES IN UNITS OUTSTANDING:
Units Issued	1,975	279	-	-	-	-
Units Redeemed	(2,597)	(9,349)	(42)	(222)	(134)	(177)

Net Increase (Decrease)	(622)	(9,070)	(42)	(222)	(134)	(177)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$4,060	$6,503	$(245)	$321	$507	$408
Net Realized Gain (Loss) on Investments	12,297	16,822	404	643	1,140	83
Change in Net Unrealized Appreciation (Depreciation) on Investments	98,536	7,742	(2,246)	1,266	413	2,138

Increase (Decrease) in Net Assets Resulting from Operations	114,893	31,067	(2,087)	2,230	2,060	2,629

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	14,995	-	-
Transfers for Contract Benefits and Terminations	-	(27,715)	-	-	-	-
Net Transfers	(30,792)	(5,172)	-	-	-	(3)
Contract Maintenance Charges	(194)	(83)	-	-	-	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(16)	-	-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(31,002)	(33,446)	-	14,995	-	(3)

Total Increase (Decrease) in Net Assets	83,891	(2,379)	(2,087)	17,225	2,060	2,626

NET ASSETS:
Beginning of Period	471,227	473,606	57,961	40,736	40,922	38,296

End of Period	$555,118	$471,227	$55,874	$57,961	$42,982	$40,922

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	-	857	-	-
Units Redeemed	(271)	(402)	-	-	-	-

Net Increase (Decrease)	(271)	(402)	-	857	-	-

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(12,083)	$(6,057)	$674	$70	$4,766	$10,195
Net Realized Gain (Loss) on Investments	75	(3,245)	5,001	(4,408)	94,459	14,162
Change in Net Unrealized Appreciation (Depreciation) on Investments	(75)	(1)	9,421	16,120	155,437	(17,651)

Increase (Decrease) in Net Assets Resulting from Operations	(12,083)	(9,303)	15,096	11,782	254,662	6,706

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	1,800	48,955	-	-	6,000	6,000
Transfers for Contract Benefits and Terminations	(258,535)	(120,559)	-	(9,231)	-	(164,510)
Net Transfers	(196,358)	333,521	(1,057)	(865)	(158,552)	(115,896)
Contract Maintenance Charges	(688)	(170)	(54)	(5)	(216)	(85)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	(49,975)		57		3,134

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(503,756)	265,573	(1,054)	(10,195)	(149,634)	(275,442)

Total Increase (Decrease) in Net Assets	(515,839)	256,270	14,042	1,587	105,028	(268,736)

NET ASSETS:
Beginning of Period	1,440,068	1,183,798	159,489	157,902	1,029,717	1,298,453

End of Period	$924,229	$1,440,068	$173,531	$159,489	$1,134,745	$1,029,717

CHANGES IN UNITS OUTSTANDING:
Units Issued	17,208	31,300	-	-	2,011	812
Units Redeemed	(50,809)	(11,229)	(30)	(334)	(13,585)	(28,878)

Net Increase (Decrease)	(33,601)	20,071	(30)	(334)	(11,574)	(28,066)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$3,399	$753	$871	$272	$361	$57
Net Realized Gain (Loss) on Investments	7,245	567	1,435	934	740	157
Change in Net Unrealized Appreciation (Depreciation) on Investments	5,623	12,233	1,159	1,288	369	1,220

Increase (Decrease) in Net Assets Resulting from Operations	16,267	13,553	3,465	2,494	1,470	1,434

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	-	-	-
Transfers for Contract Benefits and Terminations	-	(6,651)	-	(4,102)	-	-
Net Transfers	(7,077)	(11)	(3,538)	(2)	-	(2)
Contract Maintenance Charges	(27)	-	(44)	(48)	-	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-		-		-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(7,104)	(6,662)	(3,582)	(4,152)	-	(2)

Total Increase (Decrease) in Net Assets	9,163	6,891	(117)	(1,658)	1,470	1,432

NET ASSETS:
Beginning of Period	154,858	147,967	27,807	29,465	18,908	17,476

End of Period	$164,021	$154,858	$27,690	$27,807	$20,378	$18,908

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	-	-	-	-
Units Redeemed	(518)	(609)	(252)	(363)	-	-

Net Increase (Decrease)	(518)	(609)	(252)	(363)	-	-

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2021	2020	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$423	$852	$(78,441)	$(19,350)	$3,620	$1,678
Net Realized Gain (Loss) on Investments	707	229	806,416	572,165	43,218	20,209
Change in Net Unrealized Appreciation (Depreciation) on Investments	(1,280)	1,741	1,058,670	444,585	45,962	6,084

Increase (Decrease) in Net Assets Resulting from Operations	(150)	2,822	1,786,645	997,400	92,800	27,971

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	(6,231)	-	-
Transfers for Contract Benefits and Terminations	-	(1,393)	(405,922)	(449,043)	-	(23,501)
Net Transfers	(1,184)	(2)	(978,619)	(112,984)	39,027	(3,226)
Contract Maintenance Charges	(11)	(8)	(3,354)	(601)	(92)	(43)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	330		2,208		-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(865)	(1,719)	(1,385,687)	(532,000)	38,935	(26,770)

Total Increase (Decrease) in Net Assets	(1,015)	1,103	400,958	465,400	131,735	1,201

NET ASSETS:
Beginning of Period	38,304	37,201	7,333,449	6,868,049	367,502	366,301

End of Period	$37,289	$38,304	$7,734,407	$7,333,449	$499,237	$367,502

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	3,122	5,406	473	-
Units Redeemed	(22)	(28)	(79,225)	(47,654)	(86)	(386)

Net Increase (Decrease)	(22)	(28)	(76,103)	(42,248)	387	(386)

(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
	2021	2020	2021	2020	2021	2020
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(964)	$(726)	$(8,554)	(2,498)	$1,612	$2,720
Net Realized Gain (Loss) on Investments	4,784	7,488	26,118	17,717	3,784	15
Change in Net Unrealized Appreciation (Depreciation) on Investments	7,372	6,759	(59,567)	39,114	(6,905)	7,168

Increase (Decrease) in Net Assets Resulting from Operations	11,192	13,521	(42,003)	54,333	(1,509)	9,903

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	-	-	-	(3,520)	1,698	1,896
Transfers for Contract Benefits and Terminations	-	(13,189)	(55,849)	(232,093)	-	(3,975)
Net Transfers	-	(4,827)	(183,873)	38,426	(8,806)	(2,841)
Contract Maintenance Charges	(10)	-	(920)	(256)	(12)	-
Adjustments to Net Assets Allocated to Contracts in the Payout Phase	-		(5,865)		54

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(10)	(18,016)	(246,507)	(199,388)	(7,066)	(4,920)

Total Increase (Decrease) in Net Assets	11,182	(4,495)	(288,510)	(145,055)	(8,575)	4,983

NET ASSETS:
Beginning of Period	83,473	87,968	1,280,779	1,425,834	109,964	104,981

End of Period	$94,655	$83,473	$992,269	1,280,779	$101,389	$109,964

CHANGES IN UNITS OUTSTANDING:
Units Issued	-	-	521	1,868	245	68
Units Redeemed	-	(254)	(5,624)	(6,128)	(493)	(256)

Net Increase (Decrease)	-	(254)	(5,103)	(4,260)	(248)	(188)

(1) For the period of January 10, 2020 to December 31, 2020.	(Continued)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2021 AND 2020

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		TEMPLETON FOREIGN VIP FUND
	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net Investment Income (Loss)	$(983)	1,459	$3,383	$5,517
Net Realized Gain (Loss) on Investments	44,188	27,985	25	2,177
Change in Net Unrealized Appreciation (Depreciation) on Investments	113,499	76,688	4,104	(13,589)

Increase (Decrease) in Net Assets Resulting from Operations	156,704	106,132	7,512	(5,895)

CONTRACT TRANSACTIONS:
Proceeds from Units Sold	3,000	3,000	2,898	3,096
Transfers for Contract Benefits and Terminations	-	(26,947)	-	(14,498)
Net Transfers	(91,898)	(1,247)	(37,823)	4,828
Contract Maintenance Charges	(3)	(3)	(1)	(2)
Adjustments to Net Assets Allocated to Contracts in the Payout Phase in payout phase	3,871		-

Increase (Decrease) in Net Assets Resulting from Contract Transactions	(85,030)	(25,197)	(34,926)	(6,576)

Total Increase (Decrease) in Net Assets	71,674	80,935	(27,414)	(12,471)

NET ASSETS:
Beginning of Period	687,860	606,925	205,108	217,579

End of Period	$759,534	687,860	$177,694	$205,108

CHANGES IN UNITS OUTSTANDING:
Units Issued	807	93	211	444
Units Redeemed	(2,646)	(956)	(1,819)	(887)

Net Increase (Decrease)	(1,839)	(863)	(1,608)	(443)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

MAXIM SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2021

1.         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Maxim Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is a funding vehicle for both group and individual variable annuity contracts (Contracts), is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide account funds to pay contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The outbreak of the novel strain of coronavirus, specifically identified as COVID-19, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2021, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable by the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.        PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

Investment Division	Purchases	Sales
Bny Mellon Stock Index Fund, Inc.	82,898	122,226
Fidelity Vip Contrafund Portfolio	-	2,867
Great-West Aggressive Profile Fund	-	2,023
Great-West Ariel Mid Cap Value Fund	-	30,986
Great-West Bond Index Fund	-	-
Great-West Conservative Profile Fund	-	-
Great-West Government Money Market Fund	209,364	663,145
Great-West International Value Fund	-	1,111
Great-West Large Cap Value Fund Investor Ii Class	25,350	178,118
Great-West Moderate Profile Fund	-	7,104
Great-West Moderately Aggressive Profile Fund	-	3,582
Great-West Moderately Conservative Profile Fund	-	-
Great-West Multi-Sector Bond Fund	-	1,195
Great-West S&P 500® Index Fund	53,055	1,440,950
Great-West S&P Small Cap 600® Index Fund	47,990	9,055
Great-West T. Rowe Price Mid Cap Growth Fund	-	10
Great-West U.S. Government Securities Fund	24,740	265,383
Janus Henderson VIT Flexible Bond Portfolio	7,017	14,137
Neuberger Berman Amt Sustainable Equity Portfolio	33,143	122,044
Templeton Foreign VIP Fund	4,798	39,724

3.        EXPENSES AND RELATED PARTY TRANSACTIONS

Below is a description of the types of charges assessed by the Series Account. The chart that follows the descriptions indicates the fees for each Contract.

Contract Maintenance Charges

On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge as compensation for the administrative services provided to contract owners. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining and is recorded as Contract

Maintenance Charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date in the first seven years by a deduction from a participant’s account. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change. The charges are recognized as Mortality and Expense Risk in the Statement of Operations and Contract Maintenance Charges in the Statement of Changes of in Net Assets of the applicable Investment Division.

Deductions for Premium Taxes

The Company deducts from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Fee Table
		Maxim III
	Maxim II	MVP	AICPA
Contract/Certificate Maintenance Charge	$35	$27	$30*
Transfers	$0	$0	$10**
Mortality & Expense Risks	1.40%	1.25%	.5%

*	Fee is waived if account balance is greater than $25,000 on the contract anniversary date.
**	Fee is assessed per transfer if there are more than 24 transfers per calendar year.

4.        FINANCIAL HIGHLIGHTS

The financial highlights for the Series Account are presented by contract by Investment Division. For each Investment Division available to Maxim Series II Account contract and Maxim Series III Account contract, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. The total returns are calculated for each 12-month period indicated and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of Maxim Series II Account contract and Maxim Series III Account contract are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
Maxim Series III Account:

INVESTMENT DIVISIONS
BNY MELLON STOCK INDEX FUND, INC.
2021	22	$50.76	to	$50.76	$1,116	1.15%	0.50%	to	0.50%	28.80%	to	28.80%
2020	23	$39.41	to	$39.41	$891	1.65%	0.50%	to	0.50%	17.43%	to	17.43%
2019	32	$33.56	to	$33.56	$1,063	1.71%	0.50%	to	0.50%	30.53%	to	30.53%
2018	37	$25.71	to	$25.71	$951	1.67%	0.50%	to	0.50%	(5.11)%	to	(5.11)%
2017	38	$27.10	to	$27.10	$1,021	1.71%	0.50%	to	0.50%	20.93%	to	20.93%
FIDELITY VIP CONTRAFUND PORTFOLIO
2021	2	$72.41	to	$72.41	$123	0.06%	1.25%	to	1.25%	19.27%	to	19.27%
2020	2	$60.71	to	$60.71	$99	0.26%	1.25%	to	1.25%	28.96%	to	28.96%
2019	1	$47.08	to	$47.08	$88	0.55%	1.25%	to	1.25%	29.95%	to	29.95%
2018	1	$36.23	to	$36.23	$56	0.69%	1.25%	to	1.25%	(7.55)%	to	(7.55)%
2017	2	$39.19	to	$39.19	$61	1.01%	1.25%	to	1.25%	20.37%	to	20.37%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2021	5	$16.09	to	$16.09	$77	5.61%	1.25%	to	1.25%	18.04%	to	18.04%
2020	5	$13.63	to	$13.63	$67	1.74%	1.25%	to	1.25%	10.64%	to	10.64%
2019	5	$12.32	to	$12.32	$63	1.97%	1.25%	to	1.25%	24.55%	to	24.55%
2018	5	$9.90	to	$9.90	$52	2.53%	1.25%	to	1.25%	(11.53)%	to	(11.53)%
2017	5	$11.19	to	$11.19	$61	2.19%	1.25%	to	1.25%	11.86%	to	11.86%
GREAT-WEST ARIEL MID CAP VALUE FUND
2021	5	$119.23	to	$119.23	$555	1.99%	1.25%	to	1.25%	24.00%	to	24.00%
2020	5	$96.15	to	$96.15	$471	2.76%	1.25%	to	1.25%	7.73%	to	7.73%
2019	5	$89.25	to	$89.25	$474	1.28%	1.25%	to	1.25%	22.78%	to	22.78%
2018	6	$72.70	to	$72.70	$421	0.66%	1.25%	to	1.25%	(15.47)%	to	(15.47)%
2017	7	$86.01	to	$86.01	$571	2.37%	1.25%	to	1.25%	13.59%	to	13.59%
GREAT-WEST BOND INDEX FUND
2021	3	$16.70	to	$16.70	$56	0.82%	1.25%	to	1.25%	(3.64)%	to	(3.64)%
2020	3	$17.33	to	$17.33	$58	1.69%	1.25%	to	1.25%	5.87%	to	5.87%
2019	2	$16.37	to	$16.37	$41	1.08%	1.25%	to	1.25%	6.75%	to	6.75%
2018	2	$15.34	to	$15.34	$38	1.26%	1.25%	to	1.25%	(1.65)%	to	(1.65)%
2017	3	$15.60	to	$15.60	$53	1.04%	1.25%	to	1.25%	1.78%	to	1.78%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2021	4	$12.22	to	$12.22	$43	2.45%	1.25%	to	1.25%	5.00%	to	5.00%
2020	4	$11.64	to	$11.64	$41	2.16%	1.25%	to	1.25%	6.87%	to	6.87%
2019	4	$10.89	to	$10.89	$38	1.73%	1.25%	to	1.25%	10.14%	to	10.14%
2018	7	$9.89	to	$9.89	$73	2.93%	1.25%	to	1.25%	(4.35)%	to	(4.35)%
2017	7	$10.34	to	$10.34	$76	1.43%	1.25%	to	1.25%	3.37%	to	3.37%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2021	16	$13.31	to	$13.31	$924	0.01%	0.50%	to	1.25%	8.56%	to	4.92%
2020	82	$12.26	to	$12.69	$1,146	0.30%	0.50%	to	1.25%	(0.96)%	to	(0.19)%
2019	56	$12.38	to	$12.71	$791	1.72%	0.50%	to	1.25%	0.50%	to	1.25%
2018	51	$12.32	to	$12.56	$633	1.39%	0.50%	to	1.25%	0.12%	to	0.88%
2017	45	$12.30	to	$12.45	$555	0.39%	0.50%	to	1.25%	(0.84)%	to	(0.10)%
GREAT-WEST INTERNATIONAL VALUE FUND
2021	5	$37.81	to	$37.81	$174	1.65%	1.25%	to	1.25%	9.16%	to	9.16%
2020	5	$34.64	to	$34.64	$159	1.06%	1.25%	to	1.25%	8.37%	to	8.37%
2019	5	$31.96	to	$31.96	$158	1.1%	1.25%	to	1.25%	20.55%	to	20.55%
2018	6	$26.51	to	$26.51	$173	1.25%	1.25%	to	1.25%	(16.63)%	to	(16.63)%
2017	7	$31.80	to	$31.80	$210	1.04%	1.25%	to	1.25%	24.90%	to	24.90%

											(Continued)

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
	Units (000s)		Unit Fair Value			Net Assets	Investment	Expense Ratio			Total Return
Maxim Series III Account:

INVESTMENT DIVISIONS
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
(Effective date 10/25/2019)
2021	83		$13.74	to	$13.74	$1,135	1.12%	0.50%	to	1.25%	25.62%	to	24.51%
2020	94		$10.94	to	$11.04	$1,030	1.21%	0.50%	to	1.25%	2.60%	to	3.32%
2019	119		$10.66	to	$10.68	$1,298	0.59%	0.50%	to	1.25%	6.60%	to	6.75%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/28/2017)
2021	12		$13.97	to	$13.97	$164	3.35%	1.25%	to	1.25%	10.60%	to	10.60%
2020	12		$12.63	to	$12.63	$155	1.58%	1.25%	to	1.25%	9.84%	to	9.84%
2019	13		$11.50	to	$11.50	$148	1.97%	1.25%	to	1.25%	16.06%	to	16.06%
2018	13		$9.91	to	$9.91	$133	2.85%	1.25%	to	1.25%	(7.47)%	to	(7.47)%
2017	14		$10.71	to	$10.71	$153	1.96%	1.25%	to	1.25%	7.06%	to	7.06%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2021	2		$14.66	to	$14.66	$28	4.17%	1.25%	to	1.25%	12.84%	to	12.84%
2020	2		$12.99	to	$12.99	$28	2.10%	1.25%	to	1.25%	10.38%	to	10.38%
2019	3		$11.77	to	$11.77	$29	1.69%	1.25%	to	1.25%	18.85%	to	18.85%
2018	3		$9.90	to	$9.90	$25	2.68%	1.25%	to	1.25%	(8.78)%	to	(8.78)%
2017	3		$10.86	to	$10.86	$27	2.35%	1.25%	to	1.25%	8.57%	to	8.57%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/28/2017)
2021	2		$13.05	to	$13.05	$20	3.07%	1.25%	to	1.25%	7.82%	to	7.82%
2020	2		$12.10	to	$12.10	$19	1.36%	1.25%	to	1.25%	8.17%	to	8.17%
2019	2		$11.19	to	$11.19	$17	3.84%	1.25%	to	1.25%	13.04%	to	13.04%
2018	-	*	$9.90	to	$9.90	$3	2.78%	1.25%	to	1.25%	(5.91)%	to	(5.91)%
2017	-	*	$10.52	to	$10.52	$3	1.65%	1.25%	to	1.25%	5.18%	to	5.18%
GREAT-WEST MULTI-SECTOR BOND FUND
2021	1		$52.89	to	$52.89	$37	2.33%	1.25%	to	1.25%	(3.92)%	to	(3.92)%
2020	1		$55.05	to	$55.05	$38	3.42%	1.25%	to	1.25%	7.75%	to	7.75%
2019	1		$51.09	to	$51.09	$37	1.65%	1.25%	to	1.25%	10.35%	to	10.35%
2018	1		$46.30	to	$46.30	$36	2.21%	1.25%	to	1.25%	(4.31)%	to	(4.31)%
2017	1		$48.39	to	$48.39	$55	1.71%	1.25%	to	1.25%	4.95%	to	4.95%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 04/28/2017)
2021	31		$20.16	to	$20.16	$7,734	0.35%	1.25%	to	1.25%	27.10%	to	27.10%
2020	45		$15.86	to	$15.86	$717	0.78%	1.25%	to	1.25%	16.29%	to	16.29%
2019	17		$13.64	to	$13.64	$588	0.68%	1.25%	to	1.25%	29.22%	to	29.22%
2018	51		$10.55	to	$10.55	$536	0.76%	1.25%	to	1.25%	(6.08)%	to	(6.08)%
2017	53		$11.23	to	$11.23	$599	0.43%	1.25%	to	1.25%	12.37%	to	12.37%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2021	5		$108.84	to	$108.84	$499	2.00%	1.25%	to	1.25%	24.37%	to	24.37%
2020	4		$87.51	to	$87.51	$368	1.60%	1.25%	to	1.25%	9.55%	to	9.55%
2019	5		$79.88	to	$79.88	$366	0.59%	1.25%	to	1.25%	20.77%	to	20.77%
2018	5		$66.14	to	$66.14	$343	1.12%	1.25%	to	1.25%	(10.13)%	to	(10.13)%
2017	6		$73.60	to	$73.60	$405	1.61%	1.25%	to	1.25%	11.35%	to	11.35%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2021	1		$108.55	to	$108.55	$95	0.18%	1.25%	to	1.25%	13.46%	to	13.46%
2020	1		$95.68	to	$95.68	$83	0.00%	1.25%	to	1.25%	22.57%	to	22.57%
2019	1		$78.06	to	$78.06	$88	0.01%	1.25%	to	1.25%	29.65%	to	29.65%
2018	1		$60.21	to	$60.21	$65	0.07%	1.25%	to	1.25%	(3.55)%	to	(3.55)%
2017	2		$62.43	to	$62.43	$123	0.31%	1.25%	to	1.25%	22.89%	to	22.89%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2021	22	*	$46.03	to	$46.03	$992	0.65%	1.25%	to	1.25%	87.51%	to	87.51%
2020	-	*	$24.55	to	$24.55	$15	0.93%	1.25%	to	1.25%	4.55%	to	4.55%
2019	-	*	$23.48	to	$23.48	$9	1.56%	1.25%	to	1.25%	4.80%	to	4.80%
2018	-	*	$22.40	to	$22.40	$9	1.84%	1.25%	to	1.25%	(0.79)%	to	(0.79)%
2017	1		$22.58	to	$22.58	$12	1.35%	1.25%	to	1.25%	0.95%	to	0.95%

												(Continued)

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets	Investment	Expense Ratio			Total Return
Maxim Series III Account:

INVESTMENT DIVISIONS
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2021	4	$28.63	to	$28.63	$101	1.98%	0.50%	to	0.50%	(1.35)%	to	(1.35)%
2020	4	$29.02	to	$29.02	$110	3.14%	0.50%	to	0.50%	9.94%	to	9.94%
2019	4	$26.40	to	$26.40	$105	2.82%	0.50%	to	0.50%	9.03%	to	9.03%
2018	12	$24.22	to	$24.22	$289	3.33%	0.50%	to	0.50%	(1.50)%	to	(1.50)%
2017	10	$24.58	to	$24.58	$236	2.96%	0.50%	to	0.50%	3.10%	to	3.10%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2021	16	$48.89	to	$48.89	$760	0.37%	0.50%	to	0.50%	23.48%	to	23.48%
2020	17	$39.59	to	$39.59	$688	0.67%	0.50%	to	0.50%	18.97%	to	18.97%
2019	18	$33.28	to	$33.28	$607	2.42%	0.50%	to	0.50%	22.62%	to	22.62%
2018	23	$27.14	to	$27.14	$615	1.22%	0.50%	to	0.50%	(1.53)%	to	(1.53)%
2017	22	$27.57	to	$27.57	$605	0.58%	0.50%	to	0.50%	12.80%	to	12.80%
TEMPLETON FOREIGN VIP FUND
2021	8	$22.04	to	$22.04	$178	2.07%	0.50%	to	0.50%	3.93%	to	3.93%
2020	10	$21.21	to	$21.21	$205	3.70%	0.50%	to	0.50%	(1.41)%	to	(1.41)%
2019	10	$21.51	to	$21.51	$218	1.94%	0.50%	to	0.50%	12.28%	to	12.28%
2018	12	$19.16	to	$19.16	$223	2.85%	0.50%	to	0.50%	(15.70)%	to	(15.70)%
2017	11	$22.73	to	$22.73	$251	2.66%	0.50%	to	0.50%	16.44%	to	16.44%

*The Investment Division has units that round to less than 1,000 units.	(Concluded)

5.         SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2021 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.